                                  THE STRONG
                                  ----------
                                     MONEY
                                  MARKET FUND

                       ================================
                       ANNUAL REPORT o OCTOBER 31, 1998
                       ================================


                        [PHOTO OF STRONG FUNDS BUILDING]


                                 [STRONG LOGO]
                                 STRONG FUNDS

                           LETTER FROM THE CHAIRMAN


Dear Strong Investor,

   The financial markets were moving along smoothly last summer when they suddenly struck an air pocket. After three straight years of 20%-plus returns, people had grown accustomed to their investments moving steadily upward. The collapse of the Asian and Russian economies brought us back to earth in a hurry.

   Fortunately, our financial markets have been resilient. The turbulence we encountered last summer, while upsetting, turned out to be short-lived. As of Thanksgiving week, both the Dow and the S&P indexes had hit all-time highs.

   The rebound in financial markets came because the American economy is fundamentally strong. The U.S. accounts for roughly 25% of the world's GDP. Inflation is negligible, interest rates are falling, and unemployment is low. If you still harbor any doubt about how well the American economy stacks up against the rest of the world, take a trip to Asia (as I did in August) or, better yet, Russia. America, you'll soon conclude, is sitting in the economic catbird seat.

   Meanwhile, it also helps to remember that Asia was occupying the economic high ground not too many months ago. When bust follows boom, it arrives swiftly, without warning, and absolutely without mercy.

   It is at times like these--good times--when it makes sense to step back and assess your financial affairs. It's important to do so when things are good because, when things are bad, fear has a way of overpowering common sense. So, as you review your holdings, consider:

   o Since 1926, the stock market has averaged an 11% return annually. The last three years--maybe four if 1998 finishes strong--have been a historical aberration.

   o Lately, most of us have loaded up on common stocks, giving inadequate attention to bonds and cash. We can help you bring "balance" to your portfolio with our new Guide to Building a Strong Portfolio.

   o In recent years, big Blue Chip stocks have dominated. It might be smart to take a long look at small- and mid-cap company stocks. Relative to large caps, they are cheap. Strong has a depth of expertise in small- and mid-cap stocks.

   o Inflation is low and interest rates may be headed lower yet. That creates an attractive climate for bonds. I suggest you take a good look at intermediate- and long-term, high quality bonds, both corporate and government.

   So, let last summer's "air pocket" serve as a reminder that nothing goes up--uninterrupted --forever. The market's recent run defies history. There have been turbulent times before and there will be disruption again. But now, while things are good, review your investments. If you need help, call the Strong Portfolio Specialists.

   At your convenience, of course.

                                                 /s/ Dick

                                  THE STRONG
                                  ----------
                                     MONEY
                                  MARKET FUND

                       ================================
                       ANNUAL REPORT o OCTOBER 31, 1998
                       ================================


                               TABLE OF CONTENTS

INVESTMENT REVIEW
    The Strong Money Market Fund..............................................2

NEW!
BOND GLOSSARY.................................................................4

FINANCIAL INFORMATION
    Schedule of Investments in Securities.....................................5
    Statement of Assets and Liabilities.......................................9
    Statement of Operations..................................................10
    Statements of Changes in Net Assets......................................10
    Notes to Financial Statements............................................11

FINANCIAL HIGHLIGHTS.........................................................12

REPORT OF INDEPENDENT ACCOUNTANTS............................................12

                                    ============
                         THE STRONG MONEY MARKET FUND
                         -----------============-----

FUND
HIGHLIGHTS
o The Strong Money Market Fund ranked in the top 9% in its peer category for the twelve months ended October 31, 1998.

o The long-term track record of your Fund remains excellent. Since inception on October 1985, the Strong Money Market Fund is ranked 3rd out of 95 funds by Lipper Analytical Services, Inc. We are proud to have a thirteen year record of consistently superior performance.

o The Fund continued to emphasize asset-backed commercial paper while avoiding securities related to Japanese banks.

----------------------------------------

         YIELD SUMMARY(1)
          As of 10-30-98
-----------------------------------
  7-day current yield         4.90%

7-day effective yield         5.02%
-----------------------------------
     Average maturity       67 days

----------------------------------------

             LIPPER TOTAL
          RETURN RANKINGS(2)

            As of 10-31-98

                           RANK AMONG
TIME                      MONEY MARKET
PERIOD      PERCENTAGE        FUNDS
--------------------------------------
1-year        Top 9%       #29 of 310

5-year        Top 3%        #6 of 198

10-year       Top 5%        #6 of 124

Since
Inception     Top 3%        #3 of 95

Category: Money Market Funds. Rankings
and performance are historical and do
not represent future performance.
Source of Lipper rankings is Lipper
Analytical Services, Inc.

PERSPECTIVES
FROM THE MANAGER

/s/ Jay N. Mueller
Jay N. Mueller
Portfolio Manager

--------------------------------------------------------------------------------

Interest rates fell significantly over the last year, mostly in the third quarter of 1998. The decline was driven by a global "flight to quality," as investors sought the safety of U.S. Treasuries. Based on 30-year Treasuries, long- term interest rates dropped from 6.15% a year ago to 5.16% at the end of October, while two-year Treasury yields fell almost 1.5% over the same period. Yields on money market instruments also fell, with three-month Treasury bill yields dropping about 0.9% over the last year.

Investors clearly anticipated the Federal Open Market Committee's (FOMC) move to cut its official Fed Funds target to 5.25% from 5.50% on September 29. Not only had the markets priced in the change, but also further easing of monetary policy in the near future. Monetary authorities did not disappoint, taking the somewhat unusual step of changing policy between scheduled FOMC meetings, cutting the Fed Funds target rate an additional 0.25% on October 15th.

There has been a significant widening of quality spreads, the gap between Treasury yields and corporate bond yields, over the last three months. Investors accepted significantly lower yields in exchange for the safety of Treasury instruments, pushing quality spreads to levels unseen since the last recession

--------------------------------------------------------------------------------

1 Yields are annualized for the 7-day period ended October 30, 1998. Effective yield reflects the compounding of income. Yields are historical and do not represent future yields, which will fluctuate. The Fund's Advisor temporarily absorbed expenses of 0.35% during the 7-day period ended October 30, 1998. Otherwise, the Fund's current yield would have been 4.55%, and its effective yield would have been 4.65%.

2 From time to time the Fund's Advisor has waived its management fee and absorbed Fund expenses resulting in higher returns and without these waivers the rankings may have been lower.

                                                            --------------------

                                                                  YIELDS ON

                                                                MONEY MARKET

                                                              INSTRUMENTS FELL,

                                                              WITH THREE-MONTH

                                                            TREASURY BILL YIELDS

                                                             DROPPING ABOUT 0.9%

                                                             OVER THE LAST YEAR.

                                                            --------------------
seven years ago. This gap in yields appeared even in the short-term debt of money markets, with middle-quality debt trading at significantly higher yields than the highest-rated securities.

Maintaining a longer-than-neutral average maturity increases a portfolio's sensitivity to changes in interest rates. We did that over the last three months, thereby benefiting from the drop in rates. The Fund invested in debt in the slightly longer maturity three- to six-month sector of the yield curve, in anticipation of long-term interest rates decreasing relative to short-term rates. That expectation came true, in the weeks before the FOMC meeting on September 29, as long rates actually became lower than short rates.

We continued to emphasize asset-backed commercial paper to pick up higher yields while maintaining high quality standards. We avoided Japanese-bank related securities, sacrificing yield to avoid potential credit downgrades. The Fund also de-emphasized financial- and brokerage-related issues that could be downgraded if global financial turmoil continues to reduce liquidity.

We expect the distressed state of global financial markets to persist for at least the remainder of 1998. Quality spreads are likely to remain wide while pressure for lower rate targets from the Federal Reserve persists. We intend to remain longer than neutral as a further drop in short-term rates remains the most likely scenario.

We will continue to do our best to serve your investment needs.

3-MONTH T-BILL YIELDS THROUGH OCTOBER 1998

[GRAPH]

        10-97               5.20%
        12-97               5.35%
        2-98                5.31%
        4-98                4.97%
        6-98                5.08%
        8-98                4.83%
        10-98               4.32%

                         Source: Bloomberg

--------------------------------------------------------------------------------

3 An investment in the Fund is not insured or guaranteed by the Federal Deposit
  Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

YOUR FUND'S
APPROACH

THE STRONG MONEY MARKET FUND IS MANAGED TO PROVIDE COMPETITIVE YIELD WHILE MAINTAINING A SHARE PRICE OF ONE DOLLAR.(3) WE DO A CAREFUL TOP-DOWN EVALUATION OF ECONOMIC CONDITIONS BEFORE CHOOSING INDIVIDUAL SECURITIES. THE PACE OF ECONOMIC GROWTH, THE TREND IN INFLATION, THE PATH OF FISCAL AND MONETARY
POLICY, AS WELL AS GLOBAL ECONOMIC CONDITIONS ARE ALL CONSIDERED. WE THEN USE RIGOROUS ANALYSIS TO CHOOSE INDIVIDUAL SECURITIES SUITED TO THE CURRENT
ECONOMIC ENVIRONMENT. THIS PROCESS IS IMPLEMENTED CONTINUOUSLY, KEEPING THE FUND POSITIONED FOR EXISTING MARKET CONDITIONS AT ALL TIMES.

--------------------------------------------------------------------------------

MARKET
HIGHLIGHTS
o Interest rates fell sharply over the last twelve months as the economic crisis in Asia spread around the world.

o The Federal Reserve responded to the threat of a growing "credit crunch" in the U.S. economy by cutting short-term rates in September and again in October.

o At the end of the fiscal year, fixed income markets reflected a belief that more rate cuts were on the way.

--------------------------------------------------------------------------------
BOND
GLOSSARY

BOND QUALITY RATINGS--There are services that analyze the financial condition of a bond's issuer and then assign it a rating. The best-known rating agencies are Standard and Poors and Moody's. The highest-quality bonds are rated AAA (S&P) or Aaa (Moody's.) The scale descends to AA, A, then BBB and so on, down to D.
Bonds with a rating of BBB or higher are considered investment-grade. Bonds rated CC and below are considered "junk bonds." Typically, the lower a bond's rating, the higher yield it must pay in order to compensate the bond-holder for the added risk.

MATURITY--Like a loan, a bond must be paid off on a certain date. A bond's maturity is the time remaining until it is paid off. Bonds typically mature in a range from overnight to 30 years from now. Typically, bonds with longer maturities will have higher yields and larger price changes in reaction to interest rate changes. In rare situations, shorter-term bonds will have higher yields; this is known as an inverted yield curve (see definition that follows.)

DURATION--Duration is similar to maturity, but also accounts for the semi-annual interest payments made by most bonds. Duration is a useful tool for determining a bond or a bond fund's sensitivity to interest rate changes. The higher the duration, the more a bond's price will fluctuate when interest rates change.

TREASURY SPREAD--The Treasury spread is the difference in yield between a Treasury bond (issued by the federal government) and a bond with an equal maturity, but from another category, such as a corporate bond. This calculation is used to measure the prices of corporate bonds, mortgage-backed securities and other non-government issues relative to Treasuries. Higher spreads occur in uncertain times when investors buy Treasuries for their safety and sell other types of bonds.

YIELD--Yield is the income your investment is generating. It is calculated by taking the income paid by a bond in a given period of time, often 30 days, annualizing it and stating it as a percentage of the money invested.

YIELD CURVE--The yield curve is a graph that plots the yields of Treasury bonds against their maturities. Under normal circumstances, this line will slope upward, reflecting longer-maturity bonds having higher yields. In rare circumstances, such as in a time of deflation, the yield curve may slope downward, or "invert." The steepness of the yield curve shifts depending on economic trends and outlooks. Properly positioned, a bond investor can profit from these shifts.

SCHEDULE OF INVESTMENTS IN SECURITIES                                                                  OCTOBER 31, 1998
-----------------------------------------------------------------------------------------------------------------------
=======================================================================================================================
                                               STRONG MONEY MARKET FUND
=======================================================================================================================
                                                                  Principal     Yield to     Maturity      Amortized
                                                                   Amount       Maturity     Date (d)     Cost (Note 2)
-----------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT 1.0%
Deutsche Bank AG New York, 5.66%                                 $19,750,000      5.77%       4/14/99      $19,740,707
----------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                                               19,740,707
----------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER 88.3%
AC Acquisition Holding Company:
 (Acquired 10/22/98; Cost $6,373,093) (b)                          6,450,000      5.05        1/15/99        6,383,045
 (Acquired 10/30/98; Cost $3,846,386) (b)                          3,900,000      5.05        2/05/99        3,848,027
Abbey National North America Corporation                          22,800,000      5.08        1/25/99       22,529,744
American Family Financial Services, Inc.                             845,500      4.75      Upon Demand        845,500
American Honda Finance Corporation                                 5,500,000      5.05        1/29/99        5,432,106
                                                                   6,740,000      5.15        1/21/99        6,662,864
Aon Corporation                                                    9,000,000      5.52       11/05/98        8,995,860
Ascot Capital Corporation (Acquired 9/09/98 - 9/11/98;
  Cost $15,631,995) (b)                                           15,850,000      5.41       12/11/98       15,757,069
Atlantis One Funding Corporation                                   9,000,000      5.02        3/26/99        8,819,280
                                                                   6,000,000      5.05        3/24/99        5,880,483
                                                                   6,900,000      5.29        1/15/99        6,824,970
Avon Capital Corporation (Acquired 9/09/98; Cost $2,973,827) (b)   3,000,000      5.51       11/05/98        2,998,623
Banco de Credito Sao Paolo                                        11,000,000      5.49        1/04/99       10,894,317
Barton Capital Corporation:
 (Acquired 9/16/98; Cost $5,190,723) (b)                           5,300,000      5.34        2/02/99        5,227,673
 (Acquired 9/11/98; Cost $13,252,770) (b)                         13,500,000      5.36        1/12/99       13,357,290
 (Acquired 7/01/98; Cost $3,240,911) (b)                           3,375,000      5.48        3/19/99        3,304,616
Bavaria Universal Funding Corporation:
 (Acquired 10/07/98; Cost $5,615,575) (b)                          5,750,000      5.07        3/22/99        5,636,629
 (Acquired 10/06/98; Cost $7,083,894) (b)                          7,200,000      5.23        1/25/99        7,112,136
 (Acquired 10/09/98; Cost $11,620,044) (b)                        11,790,000      5.35        1/14/99       11,662,095
Brazos River Authority Texas Pollution Control Revenue             8,385,000      5.52       12/11/98        8,385,000
                                                                  15,550,000      5.63       12/07/98       15,550,000
British Gas Capital, Inc.                                         28,000,000      5.34        3/02/99       27,501,758
CSC Enterprises                                                    6,360,000      5.00        1/22/99        6,288,450
                                                                  14,800,000      5.05        1/21/99       14,633,911
Calcasieu Parish, Inc. Louisiana Industrial Development Board
  Environmental Revenue                                           24,300,000      5.32        2/11/99       24,300,000
California Pollution Control Financing Authority Environmental
  Improvement Revenue:
 (Acquired 7/10/98; Cost $20,800,000) (b)                         20,800,000      5.61       11/09/98       20,800,000
 (Acquired 7/15/98; Cost $17,000,000) (b)                         17,000,000      5.62       12/08/98       17,000,000
Campbell Soup Company                                             12,000,000      5.22        3/19/99       11,761,620
Centre Square Funding Corporation (Acquired 9/30/98;
  Cost $958,511) (b)                                                 970,000      5.20       12/21/98          963,135
Centric Capital Corporation:
 (Acquired 9/01/98; Cost $10,357,181) (b)                         10,600,000      5.39        2/01/99       10,455,578
 (Acquired 7/13/98; Cost $8,846,509) (b)                           9,100,000      5.51        1/11/99        9,002,504
 (Acquired 8/04/98; Cost $3,451,075) (b)                           3,500,000      5.53       11/03/98        3,499,462
Certain Funding Corporation:
 (Acquired 9/10/98; Cost $5,769,260) (b)                           5,850,000      5.46       12/10/98        5,816,285
 (Acquired 9/01/98; Cost $3,978,800) (b)                           4,035,000      5.51       12/01/98        4,017,090
CIGNA Corporation                                                  9,490,000      5.12        2/02/99        9,365,829
Cogentrix of Richmond, Inc.                                       21,261,000      5.47       11/17/98       21,212,553
Commonwealth Bank of Australia                                     4,500,000      5.46       12/31/98        4,459,732
                                                                   7,450,000      5.47       12/08/98        7,409,249
Cooperative Association Tractor Dealers, Inc., Series A            6,900,000      5.05        2/12/99        6,801,272
                                                                   7,500,000      5.51       12/18/98        7,447,196
                                                                   2,050,000      5.53       11/20/98        2,044,332
Cooperative Association Tractor Dealers, Inc., Series B            7,000,000      5.02        4/06/99        6,848,703
                                                                   2,100,000      5.05        3/24/99        2,058,169
                                                                     323,000      5.10        3/10/99          317,143
                                                                   1,053,000      5.40       12/14/98        1,046,366
                                                                   6,800,000      5.52       11/19/98        6,782,275
                                                                   6,600,000      5.52       11/24/98        6,577,736
Du Pont EI de Nemours and Company                                 22,900,000      4.84        2/25/99       22,545,941
Duke Capital Corporation:
 (Acquired 8/05/98; Cost $5,718,033) (b)                           5,800,000      5.53       11/05/98        5,797,327
 (Acquired 8/14/98; Cost $1,282,395) (b)                           1,300,000      5.54       11/10/98        1,298,400
Edison Asset Securitization LLC:
 (Acquired 9/11/98; Cost $6,182,474) (b)                           6,300,000      5.33        1/15/99        6,230,977
 (Acquired 7/22/98; Cost $16,720,875) (b)                         17,200,000      5.51        1/20/99       16,992,028
 (Acquired 7/23/98; Cost $2,235,931) (b)                           2,300,000      5.51        1/21/99        2,271,838

                                                                                                                     5


SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)                                                      OCTOBER 31, 1998
-----------------------------------------------------------------------------------------------------------------------
=======================================================================================================================
                                          STRONG MONEY MARKET FUND (continued)
=======================================================================================================================

                                                                  Principal     Yield to     Maturity      Amortized
                                                                   Amount       Maturity     Date (d)     Cost (Note 2)
-----------------------------------------------------------------------------------------------------------------------
Equilon Enterprises LLC                                          $11,300,000      5.11%       1/14/99      $11,182,910
                                                                   4,650,000      5.28        2/22/99        4,573,616
                                                                   6,400,000      5.36       12/22/98        6,352,356
Eureka Securitization, Inc.:
 (Acquired 10/09/98; Cost $6,902,560) (b)                          7,000,000      5.22        1/13/99        6,926,920
 (Acquired 9/04/98; Cost $13,614,064) (b)                         13,800,000      5.45       12/02/98       13,737,325
Finova Capital Corporation                                         5,000,000      5.55       11/04/98        4,998,458
First Data Corporation                                             4,350,000      4.96        3/09/99        4,273,885
                                                                  13,100,000      5.37        1/12/99       12,961,260
Ford Motor Credit Company                                         13,450,000      5.19        3/12/99       13,197,925
                                                                   3,000,000      5.36       12/04/98        2,985,707
                                                                   5,300,000      5.44        2/12/99        5,218,309
Formosa Plastics Corporation USA                                  17,400,000      5.00        3/05/99       17,102,750
Franklin Resources, Inc.:
 (Acquired 10/22/98; Cost $4,217,578) (b)                          4,275,000      5.09        1/25/99        4,224,227
 (Acquired 10/15/98; Cost $3,989,300) (b)                          4,000,000      5.35       11/02/98        4,000,000
 (Acquired 10/15/98; Cost $2,991,529) (b)                          3,000,000      5.35       11/03/98        2,999,554
 (Acquired 9/09/98; Cost $7,002,547) (b)                           7,100,000      5.43       12/09/98        7,060,376
GTE Corporation:
 (Acquired 10/20/98; Cost $4,968,161) (b)                          5,000,000      5.21       12/03/98        4,977,568
 (Acquired 10/26/98; Cost $6,510,042) (b)                          6,600,000      5.22        1/28/99        6,516,741
 (Acquired 10/26/98; Cost $6,804,953) (b)                          6,900,000      5.22        1/29/99        6,811,956
 (Acquired 10/09/98; Cost $8,625,947) (b)                          8,670,000      5.38       11/12/98        8,657,043
General Electric Capital Corporation                               4,000,000      5.33        3/15/99        3,921,234
                                                                  20,300,000      5.43        1/28/99       20,033,613
General Motors Acceptance Corporation                              6,000,000      5.14        1/26/99        5,927,183
                                                                   7,000,000      5.50       11/16/98        6,985,028
                                                                  13,000,000      5.50        1/15/99       12,853,028
Goldman Sachs Group LP                                             3,510,000      5.10        2/24/99        3,453,314
                                                                  10,000,000      5.48       11/19/98        9,974,122
                                                                   7,900,000      5.48       11/24/98        7,873,544
Greenwich Funding Corporation (Acquired 3/26/98 - 4/14/98;
  Cost $8,642,131) (b)                                             9,000,000      5.45       12/18/98        8,937,299
Greyhawk Funding LLC (Acquired 9/10/98 - 9/11/98;
  Cost $27,293,562) (b)                                           27,850,000      5.38        1/22/99       27,512,748
Gulf Coast Industrial Development Authority Environmental
  Facilities Revenue                                              15,000,000      5.56       12/09/98       15,000,000
Gulf Coast Waste Disposal Authority Pollution Control Revenue      5,500,000      5.09        2/11/99        5,500,000
                                                                   6,000,000      5.59       11/10/98        6,000,000
Halifax PLC                                                       25,500,000      5.45        1/04/99       25,256,794
Harley-Davidson Funding Corporation:
 (Acquired 10/15/98; Cost $4,726,400) (b)                          4,750,000      5.42       11/17/98        4,739,273
 (Acquired 8/13/98; Cost $4,932,411) (b)                           5,000,000      5.53       11/09/98        4,994,624
 (Acquired 8/24/98; Cost $9,825,749) (b)                           9,950,000      5.55       11/13/98        9,933,126
Harris County, Texas Industrial Development Corporation Solid
  Waste Disposal Revenue:
 (Acquired 7/09/98; Cost $5,440,000) (b)                           5,440,000      5.62       11/10/98        5,440,000
 (Acquired 8/11/98; Cost $9,000,000) (b)                           9,000,000      5.62       12/03/98        9,000,000
 (Acquired 7/15/98; Cost $3,100,000) (b)                           3,100,000      5.67       12/04/98        3,100,000
 (Acquired 7/31/98; Cost $6,100,000) (b)                           6,100,000      5.68       12/10/98        6,100,000
Heller Financial, Inc.                                            12,000,000      5.64       11/23/98       11,960,520
Henkel Corporation:
 (Acquired 10/05/98; Cost $1,954,625) (b)                          2,000,000      4.95        3/19/99        1,962,325
 (Acquired 9/18/98; Cost $6,515,404) (b)                           6,650,000      5.28        2/03/99        6,559,294
 (Acquired 7/23/98; Cost $2,443,781) (b)                           2,500,000      5.47       12/18/98        2,482,526
 (Acquired 7/06/98; Cost $5,839,547) (b)                           6,000,000      5.47       12/29/98        5,948,035
 (Acquired 8/07/98; Cost $7,342,163) (b)                           7,500,000      5.49       12/23/98        7,441,669
Household International, Inc. (Acquired 9/03/98;
  Cost $16,507,602)(b)                                            16,700,000      5.53       11/17/98       16,661,520
ING America Insurance Holdings, Inc.                              15,300,000      4.95        2/16/99       15,077,003
                                                                   5,000,000      5.10       12/15/98        4,969,542
IPALCO Enterprises:
 (Acquired 10/01/98 - 10/05/98; Cost $18,663,254)(b)              18,850,000      5.21       12/11/98       18,743,618
 (Acquired 9/01/98; Cost $4,945,100)(b)                            5,000,000      5.49       11/12/98        4,992,375
International Securitization Corporation (Acquired 7/16/98;
  Cost $11,130,335)(b)                                            11,450,000      5.50        1/15/99       11,320,551
Johnson & Johnson (Acquired 10/29/98; Cost $17,704,760)(b)        18,000,000      4.84        3/01/99       17,712,020
Johnson Controls, Inc. (Acquired 10/13/98; Cost $8,373,430)(b)     8,500,000      5.47        1/19/99        8,399,261
KZH Holding Corporation III (Acquired 8/06/98; Cost $5,777,641)(b) 5,860,000      5.56       11/05/98        5,857,285
KZH IV LLC (Acquired 8/24/98; Cost $9,772,361)(b)                 10,000,000      5.50        1/20/99        9,879,306
Kitty Hawk Funding Corporation (Acquired 10/01/98;
  Cost $15,272,511)(b)                                            15,485,000      5.20        1/04/99       15,344,087

6


-----------------------------------------------------------------------------------------------------------------------
=======================================================================================================================
                                          STRONG MONEY MARKET FUND (continued)
=======================================================================================================================

                                                                  Principal     Yield to     Maturity      Amortized
                                                                   Amount       Maturity     Date (d)     Cost (Note 2)
-----------------------------------------------------------------------------------------------------------------------
Knight Ridder, Inc.:
 (Acquired 6/26/98; Cost $3,229,156) (b)                         $ 3,300,000      5.56%      11/12/98      $ 3,294,903
                                                                  14,220,000      5.56       11/13/98       14,195,842
LG&E Capital Corporation (Acquired 9/25/98; Cost $8,404,715) (b)   8,500,000      5.31       12/10/98        8,452,358
Leland Stanford, Jr. University                                    4,150,000      4.80        4/12/99        4,060,913
                                                                   4,625,000      5.32        2/10/99        4,556,653
Lexington Parker Capital Corporation:
 (Acquired 9/09/98; Cost $5,226,851) (b)                           5,300,000      5.46       12/09/98        5,270,258
 (Acquired 9/04/98; Cost $246,429) (b)                               250,000      5.47       12/07/98          248,671
 (Acquired 8/13/98; Cost $8,777,655) (b)                           9,000,000      5.49        1/22/99        8,888,828
 (Acquired 7/16/98; Cost $9,042,829) (b)                           9,300,000      5.50        1/13/99        9,197,700
Lloyds Bank PLC                                                   18,380,000      5.41        2/22/99       18,070,644
                                                                   6,470,000      5.47       12/31/98        6,411,998
Merrill Lynch & Company, Inc.                                      5,000,000      5.49       11/06/98        4,996,950
Minnesota Mining and Manufacturing Company                        13,000,000      4.85        2/19/99       12,809,099
                                                                   9,000,000      4.90        1/21/99        8,902,000
Minolta Corporation                                                2,200,000      5.41       12/10/98        2,187,434
JP Morgan & Company, Inc.                                          5,850,000      4.85        3/30/99        5,733,358
                                                                   4,775,000      5.05        2/26/99        4,697,300
                                                                   3,000,000      5.10        2/08/99        2,958,350
                                                                  11,150,000      5.50       11/02/98       11,150,000
Morgan Stanley, Dean Witter, Discover & Company                    5,000,000      5.48        1/22/99        4,938,350
National Australia Funding, Inc.                                   7,100,000      4.97        1/25/99        7,017,664
                                                                  15,500,000      4.97        1/27/99       15,315,972
National Bank of Canada                                           12,550,000      5.13        2/03/99       12,383,681
                                                                   6,700,000      5.18       12/29/98        6,645,049
National Fuel Gas Company                                          1,750,000      5.54       11/06/98        1,748,923
Nationwide Building Society                                        7,250,000      5.47       12/09/98        7,209,241
                                                                   9,625,000      5.50       11/30/98        9,583,826
New York Life Capital Corporation:
 (Acquired 10/23/98; Cost $13,768,008) (b)                        14,000,000      4.85        2/23/99       13,786,869
 (Acquired 6/09/98; Cost $10,934,922) (b)                         11,250,000      5.45       12/11/98       11,183,578
Nordbanken North America, Inc.                                     6,000,000      5.06        1/27/99        5,927,473
                                                                  10,200,000      5.14        1/08/99       10,102,426
                                                                   5,200,000      5.15        1/07/99        5,150,903
Norwest Corporation                                               20,500,000      5.09        2/04/99       20,227,544
Oakland-Alameda County, California Coliseum Authority              7,000,000      5.52       11/17/98        7,000,000
                                                                  15,000,000      5.54       11/06/98       15,000,000
Oklahoma State Industrial Finance Authority                        9,500,000      5.72       11/02/98        9,500,000
Paccar Financial Corporation                                       4,700,000      4.91        2/26/99        4,625,641
Peacock Funding Corporation:
 (Acquired 10/26/98; Cost $2,613,181) (b)                          2,665,000      5.00        3/15/99        2,615,771
 (Acquired 10/01/98; Cost $1,575,030) (b)                          1,602,000      5.18        1/26/99        1,582,407
 (Acquired 10/23/98; Cost $2,463,528) (b)                          2,500,000      5.20        2/04/99        2,466,055
 (Acquired 9/17/98; Cost $3,736,715) (b)                           3,769,000      5.41       11/13/98        3,762,770
 (Acquired 8/17/98; Cost $3,513,650) (b)                           3,600,000      5.50        1/21/99        3,556,000
 (Acquired 8/18/98; Cost $7,886,942) (b)                           8,000,000      5.53       11/18/98        7,980,338
Rubbermaid, Inc.:
 (Acquired 9/11/98; Cost $9,571,001) (b)                           9,750,000      5.33        1/13/99        9,646,065
 (Acquired 9/09/98; Cost $6,475,792) (b)                           6,600,000      5.42        1/12/99        6,529,450
 (Acquired 7/13/98; Cost $11,781,437) (b)                         12,000,000      5.51       11/09/98       11,987,143
SAFECO Credit Corporation                                          3,200,000      5.28        1/07/99        3,169,024
E.W. Scripps Company:
 (Acquired 10/09/98; Cost $4,906,531) (b)                          5,000,000      5.06        2/19/99        4,923,397
 (Acquired 10/07/98; Cost $7,590,525) (b)                          7,700,000      5.17        1/14/99        7,619,276
 (Acquired 8/12/98; Cost $7,300,938) (b)                           7,500,000      5.46        2/03/99        7,394,212
Sigma Finance, Inc.:
 (Acquired 7/10/98; Cost $4,856,150) (b)                           5,000,000      5.48        1/15/99        4,943,678
 (Acquired 6/17/98; Cost $13,467,705) (b)                         13,850,000      5.49       12/15/98       13,759,179
 (Acquired 5/22/98; Cost $893,950) (b)                               920,000      5.51       11/23/98          917,043
Society of New York Hospital Fund, Inc.                            5,000,000      5.55       12/10/98        4,970,708
Sotheby's, Inc.                                                    4,700,000      5.52       11/06/98        4,697,117
Spintab-Swedmortgage AB                                           11,300,000      5.53       11/19/98       11,270,491
                                                                   8,500,000      5.53       11/20/98        8,476,497
                                                                   2,200,000      5.53       12/10/98        2,187,158

                                                                                                                     7

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)                                                      OCTOBER 31, 1998
-----------------------------------------------------------------------------------------------------------------------
=======================================================================================================================
                                          STRONG MONEY MARKET FUND (continued)
=======================================================================================================================

                                                                  Principal     Yield to     Maturity      Amortized
                                                                   Amount       Maturity     Date (d)     Cost (Note 2)
-----------------------------------------------------------------------------------------------------------------------
Stellar Funding Group, Inc.:
 (Acquired 9/23/98; Cost $7,843,355) (b)                         $ 8,100,000      5.25%       3/11/99   $    7,947,619
 (Acquired 9/21/98; Cost $7,898,006) (b)                           8,056,000      5.25        3/23/99        7,890,348
Sunshine State Governmental Financing Commission                   7,158,000      5.45       12/10/98        7,116,822
                                                                   7,000,000      5.55       11/04/98        6,997,842
TRW, Inc. (Acquired 9/11/98; Cost $988,797) (b)                    1,000,000      5.45       11/24/98          996,669
Toyota Motor Credit Company                                       22,500,000      4.97        2/08/99       22,195,756
Tribune Company (Acquired 9/22/98; Cost $7,054,190) (b)            7,150,000      5.36       12/21/98        7,097,837
Tulip Funding Corporation:
 (Acquired 10/27/98; Cost $11,047,444) (b)                        11,200,000      5.33        1/27/99       11,057,393
 (Acquired 10/13/98; Cost $2,024,478) (b)                          2,050,000      5.40        1/04/99        2,030,627
 (Acquired 9/04/98; Cost $5,917,038) (b)                           6,000,000      5.47       12/04/98        5,970,827
UBS Finance, Inc.                                                  9,000,000      5.45       12/14/98        8,942,764
                                                                  17,000,000      5.47        1/05/99       16,834,684
USAA Capital Corporation                                           5,500,000      5.16        1/14/99        5,442,452
                                                                   5,000,000      5.40       11/19/98        4,987,250
UNIfunding, Inc.                                                  19,000,000      5.05        1/19/99       18,792,108
Variable Funding Capital Corporation:
 (Acquired 7/15/98; Cost $18,465,889) (b)                         19,000,000      5.50        1/15/99       18,785,194
 (Acquired 8/20/98; Cost $4,781,707) (b)                           4,850,000      5.51       11/20/98        4,836,638
Washington Post Company:
 (Acquired 10/05/98; Cost $1,956,550) (b)                          2,000,000      4.95        3/12/99        1,964,250
 (Acquired 8/13/98; Cost $4,878,444) (b)                           5,000,000      5.25        2/19/99        4,920,521
 (Acquired 9/15/98; Cost $4,885,521) (b)                           5,000,000      5.39        1/22/99        4,939,362
 (Acquired 9/09/98; Cost $4,898,938) (b)                           5,000,000      5.40        1/12/99        4,946,750
 (Acquired 9/04/98; Cost $4,902,500) (b)                           5,000,000      5.47        1/20/99        4,939,982
West Baton Rouge Parish, Louisiana:
 (Acquired 7/08/98; Cost $4,100,000) (b)                           4,100,000      5.62       11/12/98        4,100,000
 (Acquired 7/21/98; Cost $8,000,000) (b)                           8,000,000      5.66       11/20/98        8,000,000
Windmill Funding Corporation (Acquired 10/26/98;
  Cost $19,134,291) (b)                                           19,384,000      5.27        1/22/99       19,154,154
Wood Street Funding Corporation:
 (Acquired 10/08/98; Cost $9,169,929) (b)                          9,300,000      5.30        1/11/99        9,204,158
 (Acquired 8/13/98 - 10/20/98; Cost $5,687,077) (b)                5,771,000      5.51       11/20/98        5,755,089
Xerox Credit Corporation                                          15,000,000      5.33        3/03/99       14,731,279
                                                                  13,100,000      5.34        3/05/99       12,860,990
Yale University                                                    4,200,000      5.20        1/20/99        4,152,073
Yorkshire Building Society                                        12,750,000      4.97        3/02/99       12,538,775
                                                                   4,500,000      5.32        2/17/99        4,428,845
                                                                  10,000,000      5.46        2/26/99        9,824,067
----------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                                                                   1,698,526,242
----------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS 1.0%
Wachovia Bank NA Short-Term Bank Notes                            19,500,000      5.56        1/15/99       19,500,000
----------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS                                                                                 19,500,000
----------------------------------------------------------------------------------------------------------------------

TAXABLE VARIABLE RATE PUT BONDS 6.7%
Alabama State Industrial Development Authority - S -Tool Project   6,800,000      5.25       11/05/98        6,800,000
Aurora, Kane & DuPage Counties, Illinois Industrial
  Development Revenue                                              1,400,000      5.25       11/05/98        1,400,000
Botsford General Hospital Revenue                                  4,400,000      5.25       11/04/98        4,400,000
Chattanooga, Tennessee Industrial Development Board Revenue -
  Radisson Read Project                                            3,660,000      5.90       11/05/98        3,660,000
Community Health Systems, Inc.                                     3,300,000      5.20       11/04/98        3,300,000
Concrete Company                                                   2,475,000      5.25       11/05/98        2,475,000
Health Midwest Ventures Group, Inc.                                8,050,000      5.30       11/04/98        8,050,000
Illinois Housing Development Revenue Bond                         14,345,000      5.48       11/01/98       14,345,000
KinderCare Learning Centers, Inc.                                  4,000,000      5.29       11/04/98        4,000,000
Kings Glen Apartments LLC                                          3,325,000      5.25       11/05/98        3,325,000
Mississippi Business Finance Corporation Industrial
  Development - GE Plastics Project                                2,500,000      5.36       11/01/98        2,500,000
Mississippi Business Finance Corporation Industrial
  Development - Morton International, Inc.                        14,500,000      5.48       11/01/98       14,500,000
Montgomery County, Pennsylvania Industrial Development
  Authority Revenue                                                3,165,000      5.30       11/04/98        3,165,000
New Jersey Economic Development Authority Economic Development
  Revenue - MSNBC/CNBC                                             8,800,000      5.36       11/01/98        8,800,000
New Jersey Sports & Exposition Authority Sports Complex
  Subordinated Refunding Revenue                                  21,275,000      5.48       11/01/98       21,275,000
Radiation Oncology Partners LLP                                    2,915,000      5.25       11/05/98        2,915,000
South Carolina Jobs - Economic Development Authority Health
  Facilities Revenue                                               3,000,000      5.70       11/05/98        3,000,000
Stanislaus County, California Pension Obligations                  9,655,000      5.48       11/01/98        9,655,000

8


-----------------------------------------------------------------------------------------------------------------------
=======================================================================================================================
                                          STRONG MONEY MARKET FUND (continued)
=======================================================================================================================

                                                                  Principal     Yield to     Maturity      Amortized
                                                                   Amount       Maturity     Date (d)     Cost (Note 2)
-----------------------------------------------------------------------------------------------------------------------
Thayer Properties LLC                                            $ 3,455,000      5.25%      11/05/98   $    3,455,000
Tifton Mall, Inc.                                                  3,800,000      5.25       11/05/98        3,800,000
Virginia Housing Development Authority Multi-Family Housing
  Revenue                                                          1,980,000      5.48       11/01/98        1,980,000
WLB, LLC                                                           2,000,000      5.25       11/05/98        2,000,000
----------------------------------------------------------------------------------------------------------------------
TOTAL TAXABLE VARIABLE RATE PUT BONDS                                                                      128,800,000
----------------------------------------------------------------------------------------------------------------------

UNITED STATES GOVERNMENT AND AGENCY ISSUES 3.9%
Federal Home Loan Bank Notes                                      27,575,000      5.01       10/27/99       27,572,422
                                                                  23,500,000      5.03       10/29/99       23,500,000
Federal Home Loan Mortgage Corporation (c)                        14,000,000      5.03       11/05/99       13,998,600
Student Loan Marketing Association Floating Rate Notes            10,000,000      4.38        2/08/99       10,000,000
----------------------------------------------------------------------------------------------------------------------
TOTAL UNITED STATES GOVERNMENT AND AGENCY ISSUES                                                            75,071,022
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES 100.9%                                                                   1,941,637,971
Other Assets and Liabilities, Net (0.9%)                                                                   (17,813,885)
----------------------------------------------------------------------------------------------------------------------
NET ASSETS 100.0%                                                                                       $1,923,824,086
======================================================================================================================

LEGEND
---------------------------------------------------------------------------------------------------------------------
(a) Maturity date represents actual maturity or the earlier of the next put date or interest adjustment date.  For
    U.S. Government Agency Securities, maturity date represents actual maturity or the next interest adjustment date.
(b) Restricted security.
(c) All or a portion of security is when-issued.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.



STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
October 31, 1998

                                                            STRONG MONEY
                                                             MARKET FUND
                                                           --------------
ASSETS:
  Investments in Securities, at Amortized Cost             $1,941,637,971
  Interest Receivable                                           4,529,817
  Other Assets                                                    125,548
                                                           --------------
  Total Assets                                              1,946,293,336

LIABILITIES:
  Payable for Securities Purchased                             13,998,600
  Payable for Fund Shares Redeemed                                 85,242
  Dividends Payable                                             8,364,072
  Accrued Operating Expenses and Other Liabilities                 21,336
                                                           --------------
  Total Liabilities                                            22,469,250
                                                           --------------
NET ASSETS                                                 $1,923,824,086
                                                           ==============
NET ASSETS CONSIST OF:
  Capital Stock (par value and paid in capital)            $1,923,824,086
                                                           ==============
Capital Shares Outstanding (Unlimited Number Authorized)    1,923,824,086

NET ASSET VALUE PER SHARE                                           $1.00
                                                                    =====


                      See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended October 31, 1998

                                                          STRONG MONEY
                                                           MARKET FUND
                                                          ------------
INTEREST INCOME                                           $106,786,512

EXPENSES:
  Investment Advisory Fees                                   9,389,083
  Custodian Fees                                                53,976
  Shareholder Servicing Costs                                4,749,829
  Reports to Shareholders                                      959,291
  Banking Charges                                            1,209,859
  Other                                                        209,850
                                                          ------------
  Total Expenses before Waivers                             16,571,888
  Voluntary Expense Waivers by Advisor                      (7,433,179)
                                                          ------------
  Expenses, Net                                              9,138,709
                                                          ------------
NET INVESTMENT INCOME AND NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                               $ 97,647,803
                                                          ============


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 STRONG MONEY MARKET FUND
                                           -------------------------------------
                                              Year Ended           Year Ended
                                           October 31, 1998     October 31, 1997
                                           ----------------     ----------------
OPERATIONS:
  Net Investment Income                     $   97,647,803       $   99,257,747
  Net Realized Loss on Investments                      --          (14,443,753)
                                            --------------       --------------
  Increase in Net Assets Resulting from
    Operations                                  97,647,803           84,813,994

DISTRIBUTIONS:
  From Net Investment Income                   (97,647,803)         (99,257,747)

CAPITAL SHARE TRANSACTIONS:
  Proceeds from Shares Sold                  3,195,384,907        3,261,358,218
  Proceeds from Reinvestment of Distributions   93,464,902           94,201,065
  Payment for Shares Redeemed               (3,203,403,721)      (3,466,442,965)
                                            --------------       --------------
  Net Increase (Decrease) in Net Assets
    from Capital Share Transactions             85,446,088         (110,883,682)

CAPITAL CONTRIBUTION (NOTE 4)                           --           14,443,753
                                            --------------       --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS         85,446,088         (110,883,682)

NET ASSETS:
  Beginning of Year                          1,838,377,998        1,949,261,680
                                            --------------       --------------
  End of Year                               $1,923,824,086       $1,838,377,998
                                            ==============       ==============
TRANSACTIONS IN SHARES OF THE FUND:
  Sold                                       3,195,384,907        3,261,358,218
  Issued in Reinvestment of Distributions       93,464,902           94,201,065
  Redeemed                                  (3,203,403,721)      (3,466,442,965)
                                             -------------        -------------
  Net Increase (Decrease) in Shares of
    the Fund                                    85,446,088         (110,883,682)
                                             =============        =============

                      See Notes to Financial Statements.
10

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
October 31, 1998

1. ORGANIZATION
   The Strong Money Market Fund, Inc. is a diversified, open-end management investment company registered under the Investment Company Act of 1940.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
  (A) Security Valuation -- Investments are valued at amortized cost, which approximates fair value. Amortized cost for federal income tax and financial reporting purposes is the same.

      The Fund owns certain investment securities which are restricted as to resale. These securities are valued by the Fund after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer's financial performance. The Fund generally bears the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these restricted securities at October 31, 1998 were $736,957,504 and $742,947,846, respectively, representing 38.6% of the net assets of the Fund. Of these securities, which are restricted from resale, 100% are Section 4(2) commercial paper or are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and also have been determined to be liquid by the Advisor based upon guidelines established by the Fund's Board of Directors.

  (B) Federal Income and Excise Taxes and Distributions to Shareholders -- The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

  (C) Other -- Investment security transactions are recorded on the trade date. Dividend distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts.

3. RELATED PARTY TRANSACTIONS
   Strong Capital Management, Inc. (the "Advisor"), with whom certain officers and directors of the Fund are affiliated, provides investment advisory services and shareholder recordkeeping and related services to the Fund. The investment advisory fee, which is established by terms of the Advisory Agreement, is based on an annualized rate of 0.50% of the average daily net assets of the Fund. Based on the terms of the Advisory Agreement, advisory fees will be waived by the Advisor if the Fund's operating expenses exceed 2% of the average daily net assets of the Fund. In addition, the Fund's Advisor may voluntarily waive certain expenses at their discretion. Shareholder recordkeeping and related service fees are based on contractually established rates for each open and closed shareholder account. In addition, the Advisor is compensated for certain other services related to costs incurred for reports to shareholders.

   The amount payable to the Advisor at October 31, 1998, other shareholder servicing expenses paid to the Advisor, and unaffiliated directors' fees, excluding the effects of waivers and reimbursements, for the year then ended were $12,642, $71,810, and $20,187, respectively.

4. CAPITAL CONTRIBUTION
   On January 31, 1997, the Advisor purchased a security from the Fund for $14,443,753 in excess of the security's fair value. The Fund recorded a realized loss on the sale and a capital contribution of an equal amount from the Advisor. The Advisor received no shares of the Fund or other consideration in exchange for such contribution. For tax purposes, the capital contribution reduced the realized losses for the year ended October 31, 1997.

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
STRONG MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------
              SELECTED PER-SHARE DATA (a)
               -------------------------------------------------------------------------------------------------
                           Income From Investment Operations       Less Distributions
                          ------------------------------------  ------------------------
               Net Asset              Net Realized    Total                                            Net Asset
                 Value,       Net       Losses         from      From Net                   Capital      Value,
               Beginning  Investment      on        Investment  Investment     Total      Contribution   End of
               of Period    Income    Investments   Operations    Income   Distributions    (Note 4)     Period
Oct. 31, 1998    $1.00      $0.05           --        $0.05      ($0.05)      ($0.05)           --       $1.00
Oct. 31, 1997     1.00       0.05       ($0.01)        0.04       (0.05)       (0.05)        $0.01        1.00
Oct. 31, 1996     1.00       0.05           --         0.05       (0.05)       (0.05)           --        1.00
Oct. 31, 1995(b)  1.00       0.05           --         0.05       (0.05)       (0.05)           --        1.00
Dec. 31, 1994     1.00       0.04           --         0.04       (0.04)       (0.04)           --        1.00

                                 Ratios and Supplemental Data
                ---------------------------------------------------------------
                            Net                 Ratio of Expenses  Ratio of Net
                          Assets,    Ratio of    to Average Net     Investment
                          End of     Expenses    Assets Without       Income
                 Total  Period (In  to Average     Waivers and      to Average
                Return   Millions)  Net Assets     Absorptions      Net Assets
Oct. 31, 1998    +5.3%    $1,924       0.5%           0.9%             5.2%
Oct. 31, 1997    +5.3%(c)  1,838       0.5%           0.9%             5.2%
Oct. 31, 1996    +5.4%     1,949       0.4%           0.8%             5.3%
Oct. 31, 1995(b) +5.2%     1,934       0.0%*          0.7%*            6.1%*
Dec. 31, 1994    +4.0%       541       0.6%           0.9%             4.0%

  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) In 1995, the Fund changed its fiscal year end from December to October. Total return is not annualized.
(c) Had the Advisor not made the capital contribution as described in Note 4, the adjusted total return would have been 4.5% for the year ended
    October 31, 1997.

                      See Notes to Financial Statements.



REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Directors of the Strong Money Market Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strong Money Market Fund, Inc. at October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and broker, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP


Milwaukee, Wisconsin
January 6, 1998

                                    DIRECTORS
                                Richard S. Strong
                                 Willie D. Davis
                                 Stanley Kritzik
                                Marvin E. Nevins
                                 William F. Vogt

                                    OFFICERS
                    Richard S. Strong, Chairman of the Board
                         Mary F. Hoppa, Vice President
                         Thomas P. Lemke, Vice President
                         John S. Weitzer, Vice President
              Stephen J. Shenkenberg, Vice President and Secretary
                           Dana J. Russart, Treasurer

                               INVESTMENT ADVISOR
                         Strong Capital Management, Inc.
                    P.O. Box 2936, Milwaukee, Wisconsin 53201

                                   DISTRIBUTOR
                         Strong Funds Distributors, Inc.
                    P.O. Box 2936, Milwaukee, Wisconsin 53201

                                    CUSTODIAN
                              Firstar Trust Company
                    P.O. Box 701, Milwaukee, Wisconsin 53201

                  TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT
                         Strong Capital Management, Inc.
                    P.O. Box 2936, Milwaukee, Wisconsin 53201

                            INDEPENDENT ACCOUNTANTS
                           PriceWaterhouseCoopers LLP
              100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

                                  LEGAL COUNSEL
                              Godfrey & Kahn, S.C.
               780 North Water Street, Milwaukee, Wisconsin 53202

For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only.


                             [PICTURE OF TELEPHONE]
                        To order a free prospectus kit,
                              CALL 1-800-368-1030.

                         To learn more about our funds,
                          discuss an existing account,
                           or conduct a transaction,
                              CALL 1-800-368-3863.
                              --------------------

                                  If you are a
                            Financial Professional,
                              CALL 1-800-368-1683



                    [PICTURE OF STRONG WEB SITE ON COMPUTER]
                                 Strong On-line
                              www.strong-funds.com




                                  [STRONG LOGO]

                                  STRONG FUNDS
                   P.O. Box 2936 o Milwaukee, Wisconsin 53201
                    Strong Funds Distributors, Inc. 9779K98                 AMON